Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses
Accrued voyage expenses	$ 1,633	$ 2,248
Accrued loan interest	7,338	8,194
Accrued legal and professional fees	1,307	2,083
Total accrued expenses	$ 10,278	$ 12,525